COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 6 - COMMITMENTS AND CONTINGENCIES	There are no commitments and contingencies that exist at present, other than the legal disputes mentioned supra.	There are no commitments and contingencies that exist at present, other than the legal disputes mentioned supra.